Shareholder Report, Holdings (Details)	Mar. 31, 2025
PGIM Balanced Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Balanced Fund - Class A | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Balanced Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Balanced Fund - Class A | Commercial Mortgages - Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Balanced Fund - Class A | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Balanced Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Balanced Fund - Class A | Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Balanced Fund - Class A | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Balanced Fund - Class A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Balanced Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Balanced Fund - Class A | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Balanced Fund - Class A | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Balanced Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Balanced Fund - Class A | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Balanced Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class A | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Balanced Fund - Class A | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class A | Residential Mortgages-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Balanced Fund - Class A | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Balanced Fund - Class A | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Balanced Fund - Class A | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class A | Health Care Equipments And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class A | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class A | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class A | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class A | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class A | Oil And Gas 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class A | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class A | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class A | Healthcare-Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class A | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
PGIM Balanced Fund - Class A | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Balanced Fund - Class A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
PGIM Balanced Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
PGIM Balanced Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Balanced Fund - Class C | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Balanced Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Balanced Fund - Class C | Commercial Mortgages - Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Balanced Fund - Class C | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Balanced Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Balanced Fund - Class C | Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Balanced Fund - Class C | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Balanced Fund - Class C | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Balanced Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Balanced Fund - Class C | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Balanced Fund - Class C | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Balanced Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Balanced Fund - Class C | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Balanced Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class C | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Balanced Fund - Class C | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class C | Residential Mortgages-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Balanced Fund - Class C | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Balanced Fund - Class C | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Balanced Fund - Class C | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class C | Health Care Equipments And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class C | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class C | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class C | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class C | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class C | Oil And Gas 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class C | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class C | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class C | Healthcare-Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class C | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
PGIM Balanced Fund - Class C | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Balanced Fund - Class C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
PGIM Balanced Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
PGIM Balanced Fund - Class C | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Balanced Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Balanced Fund - Class R | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Balanced Fund - Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Balanced Fund - Class R | Commercial Mortgages - Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Balanced Fund - Class R | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Balanced Fund - Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Balanced Fund - Class R | Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Balanced Fund - Class R | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Balanced Fund - Class R | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Balanced Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Balanced Fund - Class R | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Balanced Fund - Class R | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Balanced Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Balanced Fund - Class R | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Balanced Fund - Class R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class R | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Balanced Fund - Class R | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class R | Residential Mortgages-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Balanced Fund - Class R | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Balanced Fund - Class R | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Balanced Fund - Class R | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class R | Health Care Equipments And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class R | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class R | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class R | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R | Oil And Gas 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R | Healthcare-Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class R | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
PGIM Balanced Fund - Class R | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Balanced Fund - Class R | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
PGIM Balanced Fund - Class R | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
PGIM Balanced Fund - Class R | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Balanced Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Balanced Fund - Class Z | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Balanced Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Balanced Fund - Class Z | Commercial Mortgages - Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Balanced Fund - Class Z | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Balanced Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Balanced Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Balanced Fund - Class Z | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Balanced Fund - Class Z | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Balanced Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Balanced Fund - Class Z | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Balanced Fund - Class Z | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Balanced Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Balanced Fund - Class Z | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Balanced Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class Z | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Balanced Fund - Class Z | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class Z | Residential Mortgages-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Balanced Fund - Class Z | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Balanced Fund - Class Z | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Balanced Fund - Class Z | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class Z | Health Care Equipments And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class Z | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class Z | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class Z | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class Z | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class Z | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class Z | Oil And Gas 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class Z | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class Z | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class Z | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class Z | Healthcare-Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class Z | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class Z | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class Z | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
PGIM Balanced Fund - Class Z | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Balanced Fund - Class Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
PGIM Balanced Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
PGIM Balanced Fund - Class Z | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Balanced Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Balanced Fund - Class R6 | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Balanced Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Balanced Fund - Class R6 | Commercial Mortgages - Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Balanced Fund - Class R6 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Balanced Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Balanced Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment (2.6% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Balanced Fund - Class R6 | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Balanced Fund - Class R6 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Balanced Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Balanced Fund - Class R6 | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Balanced Fund - Class R6 | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Balanced Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Balanced Fund - Class R6 | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Balanced Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Balanced Fund - Class R6 | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Balanced Fund - Class R6 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class R6 | Residential Mortgages-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Balanced Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Balanced Fund - Class R6 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Balanced Fund - Class R6 | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Balanced Fund - Class R6 | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class R6 | Health Care Equipments And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Balanced Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class R6 | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Balanced Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class R6 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Balanced Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R6 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R6 | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Balanced Fund - Class R6 | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R6 | Oil And Gas 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R6 | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Balanced Fund - Class R6 | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R6 | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R6 | Healthcare-Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R6 | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Balanced Fund - Class R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Balanced Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Balanced Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
PGIM Balanced Fund - Class R6 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Balanced Fund - Class R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
PGIM Balanced Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
PGIM Balanced Fund - Class R6 | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM Jennison Focused Value Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
PGIM Jennison Focused Value Fund - Class A | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Focused Value Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Focused Value Fund - Class A | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Focused Value Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Jennison Focused Value Fund - Class A | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Focused Value Fund - Class A | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM Jennison Focused Value Fund - Class A | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
PGIM Jennison Focused Value Fund - Class A | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Jennison Focused Value Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Focused Value Fund - Class A | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Focused Value Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Focused Value Fund - Class A | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Focused Value Fund - Class A | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Value Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Value Fund - Class A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Focused Value Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Focused Value Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Value Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Focused Value Fund - Class A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
PGIM Jennison Focused Value Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
PGIM Jennison Focused Value Fund - Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Focused Value Fund - Class A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Focused Value Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Focused Value Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
PGIM Jennison Focused Value Fund - Class C | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Focused Value Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Focused Value Fund - Class C | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Focused Value Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Jennison Focused Value Fund - Class C | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Focused Value Fund - Class C | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM Jennison Focused Value Fund - Class C | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
PGIM Jennison Focused Value Fund - Class C | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Jennison Focused Value Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Focused Value Fund - Class C | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Focused Value Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Focused Value Fund - Class C | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Focused Value Fund - Class C | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Value Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Value Fund - Class C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Focused Value Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Focused Value Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Value Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Focused Value Fund - Class C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
PGIM Jennison Focused Value Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
PGIM Jennison Focused Value Fund - Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Focused Value Fund - Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Focused Value Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Focused Value Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund - Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
PGIM Jennison Focused Value Fund - Class R | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Focused Value Fund - Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Focused Value Fund - Class R | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Focused Value Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Jennison Focused Value Fund - Class R | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Focused Value Fund - Class R | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM Jennison Focused Value Fund - Class R | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
PGIM Jennison Focused Value Fund - Class R | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Jennison Focused Value Fund - Class R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Focused Value Fund - Class R | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Focused Value Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Focused Value Fund - Class R | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Focused Value Fund - Class R | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Value Fund - Class R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Value Fund - Class R | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Focused Value Fund - Class R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Focused Value Fund - Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Value Fund - Class R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Focused Value Fund - Class R | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
PGIM Jennison Focused Value Fund - Class R | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
PGIM Jennison Focused Value Fund - Class R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Focused Value Fund - Class R | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Focused Value Fund - Class R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Focused Value Fund- Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund- Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
PGIM Jennison Focused Value Fund- Class Z | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Focused Value Fund- Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Focused Value Fund- Class Z | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Focused Value Fund- Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Jennison Focused Value Fund- Class Z | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Focused Value Fund- Class Z | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM Jennison Focused Value Fund- Class Z | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
PGIM Jennison Focused Value Fund- Class Z | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Jennison Focused Value Fund- Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Focused Value Fund- Class Z | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Focused Value Fund- Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Focused Value Fund- Class Z | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Focused Value Fund- Class Z | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Value Fund- Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Value Fund- Class Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Focused Value Fund- Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Focused Value Fund- Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Value Fund- Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Focused Value Fund- Class Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
PGIM Jennison Focused Value Fund- Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
PGIM Jennison Focused Value Fund- Class Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Focused Value Fund- Class Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Focused Value Fund- Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Focused Value Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
PGIM Jennison Focused Value Fund - Class R6 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Focused Value Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Focused Value Fund - Class R6 | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Focused Value Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Jennison Focused Value Fund - Class R6 | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Focused Value Fund - Class R6 | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM Jennison Focused Value Fund - Class R6 | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
PGIM Jennison Focused Value Fund - Class R6 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PGIM Jennison Focused Value Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Focused Value Fund - Class R6 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Focused Value Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Focused Value Fund - Class R6 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Focused Value Fund - Class R6 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Value Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Value Fund - Class R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Focused Value Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Focused Value Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Value Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Focused Value Fund - Class R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
PGIM Jennison Focused Value Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
PGIM Jennison Focused Value Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Focused Value Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Focused Value Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Growth Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Growth Fund - Class A | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Jennison Growth Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
PGIM Jennison Growth Fund - Class A | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Growth Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Growth Fund - Class A | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM Jennison Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Growth Fund - Class A | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Growth Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PGIM Jennison Growth Fund - Class A | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Growth Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Growth Fund - Class A | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Growth Fund - Class A | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Growth Fund - Class A | Health Care Equipments And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Growth Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Growth Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Jennison Growth Fund - Class A | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Growth Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Growth Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Growth Fund - Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Growth Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Growth Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Growth Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
PGIM Jennison Growth Fund - Class A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Growth Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Growth Fund - Class A | Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Growth Fund - Class A | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Growth Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Growth Fund - Class C | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Jennison Growth Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
PGIM Jennison Growth Fund - Class C | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Growth Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Growth Fund - Class C | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM Jennison Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Growth Fund - Class C | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Growth Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PGIM Jennison Growth Fund - Class C | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Growth Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Growth Fund - Class C | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Growth Fund - Class C | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Growth Fund - Class C | Health Care Equipments And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Growth Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Growth Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Jennison Growth Fund - Class C | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Growth Fund - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Growth Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Growth Fund - Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Growth Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Growth Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Growth Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
PGIM Jennison Growth Fund - Class C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Growth Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Growth Fund - Class C | Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Growth Fund - Class C | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Growth Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Growth Fund - Class R | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Jennison Growth Fund - Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
PGIM Jennison Growth Fund - Class R | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Growth Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Growth Fund - Class R | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM Jennison Growth Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Growth Fund - Class R | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Growth Fund - Class R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PGIM Jennison Growth Fund - Class R | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Growth Fund - Class R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Growth Fund - Class R | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Growth Fund - Class R | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Growth Fund - Class R | Health Care Equipments And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Growth Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Growth Fund - Class R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Jennison Growth Fund - Class R | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Growth Fund - Class R | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Growth Fund - Class R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Growth Fund - Class R | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Growth Fund - Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Growth Fund - Class R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Growth Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
PGIM Jennison Growth Fund - Class R | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Growth Fund - Class R | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Growth Fund - Class R | Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Growth Fund - Class R | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Growth Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Growth Fund - Class Z | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Jennison Growth Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
PGIM Jennison Growth Fund - Class Z | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Growth Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Growth Fund - Class Z | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM Jennison Growth Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Growth Fund - Class Z | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Growth Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PGIM Jennison Growth Fund - Class Z | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Growth Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Growth Fund - Class Z | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Growth Fund - Class Z | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Growth Fund - Class Z | Health Care Equipments And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Growth Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Growth Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Jennison Growth Fund - Class Z | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Growth Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Growth Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Growth Fund - Class Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Growth Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Growth Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Growth Fund - Class Z | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
PGIM Jennison Growth Fund - Class Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Growth Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Growth Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Growth Fund - Class Z | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Growth Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Growth Fund - Class R2 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Jennison Growth Fund - Class R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
PGIM Jennison Growth Fund - Class R2 | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Growth Fund - Class R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Growth Fund - Class R2 | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM Jennison Growth Fund - Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Growth Fund - Class R2 | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Growth Fund - Class R2 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PGIM Jennison Growth Fund - Class R2 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Growth Fund - Class R2 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Growth Fund - Class R2 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Growth Fund - Class R2 | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Growth Fund - Class R2 | Health Care Equipments And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Growth Fund - Class R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Growth Fund - Class R2 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Jennison Growth Fund - Class R2 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Growth Fund - Class R2 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Growth Fund - Class R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Growth Fund - Class R2 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Growth Fund - Class R2 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Growth Fund - Class R2 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Growth Fund - Class R2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
PGIM Jennison Growth Fund - Class R2 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Growth Fund - Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Growth Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Growth Fund - Class R2 | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Growth Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Growth Fund - Class R4 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Jennison Growth Fund - Class R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
PGIM Jennison Growth Fund - Class R4 | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Growth Fund - Class R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Growth Fund - Class R4 | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM Jennison Growth Fund - Class R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Growth Fund - Class R4 | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Growth Fund - Class R4 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PGIM Jennison Growth Fund - Class R4 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Growth Fund - Class R4 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Growth Fund - Class R4 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Growth Fund - Class R4 | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Growth Fund - Class R4 | Health Care Equipments And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Growth Fund - Class R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Growth Fund - Class R4 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Jennison Growth Fund - Class R4 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Growth Fund - Class R4 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Growth Fund - Class R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Growth Fund - Class R4 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Growth Fund - Class R4 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Growth Fund - Class R4 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Growth Fund - Class R4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
PGIM Jennison Growth Fund - Class R4 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Growth Fund - Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Growth Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Growth Fund - Class R4 | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Growth Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Growth Fund - Class R6 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Jennison Growth Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
PGIM Jennison Growth Fund - Class R6 | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Growth Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Growth Fund - Class R6 | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM Jennison Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Growth Fund - Class R6 | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Growth Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PGIM Jennison Growth Fund - Class R6 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Growth Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Growth Fund - Class R6 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Growth Fund - Class R6 | Hotels, Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Growth Fund - Class R6 | Health Care Equipments And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Growth Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Growth Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Jennison Growth Fund - Class R6 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Growth Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Growth Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Growth Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Growth Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Growth Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Growth Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
PGIM Jennison Growth Fund - Class R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Growth Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Growth Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Growth Fund - Class R6 | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets
[2]	Less than 0.05%